UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 to June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2015 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
COMMON STOCK Belgium — 0.8%
KBC Groep NV	854,233	$57,084

Canada — 2.4%
Baytex Energy Corp.	4,808,701	74,806
Imperial Oil Ltd.	2,379,860	91,936

		166,742

France — 13.9%
AXA SA	2,501,311	63,106
BNP Paribas	2,017,079	121,770
GDF Suez	6,290,606	116,698
Legrand SA	2,199,149	123,469
Sanofi-Aventis SA	1,776,541	174,766
Schneider Electric SE	1,848,798	127,646
Technip SA	1,470,491	91,018
Total SA	3,140,957	152,569

		971,042

Germany — 5.5%
Bayer AG	782,723	109,557
Daimler AG	740,048	67,357
Linde AG	647,179	122,584
SAP SE	1,235,495	86,225

		385,723

Hong Kong — 5.1%
China Merchants Holdings International Co. Ltd.	18,005,224	77,233
China Mobile Ltd.	13,509,839	172,978
CNOOC Ltd.	75,073,000	106,534

		356,745

Ireland — 0.5%
Ryanair Holdings PLC ADR	537,100	38,322

Japan — 15.3%
East Japan Railway Co.	1,560,900	140,422
Hitachi Ltd.	22,755,000	150,008
JGC Corp.	3,390,000	64,041
KDDI Corp.	9,318,000	224,908
Komatsu Ltd.	4,478,400	89,908
Nikon Corp.	7,800,900	90,257
Shin-Etsu Chemical Co. Ltd.	1,153,600	71,628
Sumitomo Mitsui Financial Group Inc.	2,375,500	105,959

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Japan — (continued)
Toyota Motor Corp.	2,010,000	$134,723

		1,071,854

Netherlands — 7.8%
Akzo Nobel NV	3,139,122	228,423
PostNL NV1	10,355,541	46,029
Relx NV	8,704,292	206,453
Unilever NV	1,589,351	66,189

		547,094

South Korea — 5.5%
Hyundai Motor Co.	769,408	93,809
KT&G Corp.	1,476,102	125,584
SK Telecom Co. Ltd.	729,486	163,496

		382,889

Spain — 1.6%
CaixaBank S.A.	13,858,913	64,213
Tecnicas Reunidas SA	955,660	49,116

		113,329

Switzerland — 12.8%
Aryzta AG1	1,498,171	73,871
Cie Financiere Richemont S.A.	792,418	64,456
Clariant AG1	3,630,056	74,391
Credit Suisse Group AG	2,413,026	66,330
Givaudan SA	16,207	28,048
Novartis AG	1,588,819	156,596
Roche Holding AG	438,963	123,010
UBS Group AG1	9,048,979	191,926
Zurich Insurance Group AG	393,996	119,933

		898,561

United Kingdom — 22.6%
Aviva PLC	19,818,452	153,362
Balfour Beatty PLC	14,524,094	55,204
Barclays PLC	33,005,197	135,093
British American Tobacco PLC	3,678,869	197,400
Carnival PLC	2,532,053	129,260
GlaxoSmithKline PLC	7,781,962	161,706
HSBC Holdings PLC	16,455,321	148,917
International Consolidated Airlines Group SA1	11,905,459	92,540
Kingfisher PLC	7,228,252	39,444
Lloyds Banking Group PLC	104,653,031	140,165
Michael Page International PLC	5,891,978	50,455
SSE PLC	6,499,482	156,860

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2015 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Vodafone Group PLC	32,783,072	$118,396

		1,578,802

Total Common Stock
(Cost $6,416,992) — 93.8%		6,568,187

PREFERRED STOCK Germany — 2.5%
Volkswagen AG	743,318	172,367

Total Preferred Stock
(Cost $184,534) — 2.5%		172,367

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **	252,310,900	252,311

Total Short-Term Investment
(Cost $252,311) — 3.6%		252,311

Total Investments — 99.9%
(Cost $6,853,837) ‡		6,992,865

Other Assets in Excess of Liabilities — 0.1%		6,198

Net Assets — 100.0%		$6,999,063

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
1	Non-income producing security.

ADR	American Depositary Receipt

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $6,853,837 and the unrealized appreciation and depreciation were $617,715 and ($478,687), respectively.

As of June 30, 2015, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 28, 2015